CONCENTRATIONS, RISKS AND UNCERTAINTIES (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
FDIC amount		$ 250,000
Maximum [Member]
FDIC amount	$ 250,000	$ 250,000